Issued share capital, share premium account and share options - Share price (Details)	12 Months Ended
	Mar. 31, 2019 Options € / shares	Mar. 31, 2019 USD ($) Options	Mar. 31, 2018 Options € / shares	Mar. 31, 2018 USD ($) Options	Mar. 31, 2017 € / shares	Mar. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Share price	€ 11.67		€ 16.00		€ 14.53
Average share price | $		$ 13.28		$ 16.95		$ 13.28
Number of options exercisable | Options	0	0	0	0
Minimum
Disclosure of classes of share capital [line items]
Share price	€ 10.04		€ 14.55		10.46
Maximum
Disclosure of classes of share capital [line items]
Share price	€ 16.72		€ 19.39		€ 14.96